UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hygrove Management LLC

Address:  350 Madison Avenue, 21st Floor
          New York, NY 10017

13F File Number: 28-10066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Posner
Title:  Managing Member
Phone:  (212) 931-9000

Signature, Place and Date of Signing:

/s/ Brian S. Posner             New York, New York            November 14, 2005
--------------------        ------------------------       ---------------------
     [Signature]                 [City, State]                     [Date]



*    This is the final 13f filing because fund is in the process of closing.

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total: 45

Form 13F Information Table Value Total: $156,473
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                Form 13F File Number          Name
---                --------------------          ----

1.                 28- 10529                     Hygrove Capital Fund (QP) LP

2.                 28- 10530                     Hygrove Partners, LLC


FORM 13F INFORMATION TABLE


COLUMN 1                           COLUMN  2        COLUMN 3    COLUMN 4    COLUMN 5          COLUMN 6  COLUMN 7    COLUMN 8

                                   TITLE                        VALUE     SHRS OR  SH/  PUT/   INVSTMNT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                     OF CLASS         CUSIP       (X$1000)  PRN AMT  PRN  CALL   DISCRETN  MGRS  SOLE     SHARED  NONE
--------------                     --------         -----       --------  -------  ---  ----   --------  ----  ----     ------  ----
ACCENTURE LTD BERMUDA              CL A             g1150g111   6,280     246650   SH          SOLE            246,650  0       0
ALLIANT TECHSYSTEMS INC            COM              018804104   2,299      30800   SH          SOLE             30,800  0       0
ALLTEL CORP                        COM              020039103   4,017      61700   SH          SOLE             61,700  0       0
AMAZON COM INC                     COM              023135106   5,758     127100   SH          SOLE            127,100  0       0
AMERICAN EXPRESS CO                COM              025816109   7,743     134800   SH          SOLE            134,800  0       0
ANALOG DEVICES INC                 COM              032654105   4,433     119350   SH          SOLE            119,350  0       0
ANHEUSER BUSCH COS INC             COM              035229103   2,152      50000   SH          SOLE             50,000  0       0
AQUANTIVE INC                      COM              03839g105   1,939      96300   SH          SOLE             96,300  0       0
ARCH CAPITAL GROUP LTD             ORD              G0450A105   6,680     134700   SH          SOLE            134,700  0       0
BP PLC                             SPONSORED ADR    055622104   4,634      65400   SH          SOLE             65,400  0       0
CISCO SYS INC                      COM              17275r102   7,459     416000   SH          SOLE            416,000  0       0
CLEAR CHANNEL COMMUNICATIONS       COM              184502102   3,039      92400   SH          SOLE             92,400  0       0
COOPER CAMERON CORP                COM              216640102   4,561      61700   SH          SOLE             61,700  0       0
DYCOM IND INC                      COM              267475101   1,557      77000   SH          SOLE             77,000  0       0
ECHOSTAR COMMUNICATIONS NEW        CL A             278762109   2,732      92400   SH          SOLE             92,400  0       0
EXXON MOBIL CORP                   COM              30231g102   2,446      38500   SH          SOLE             38,500  0       0
FREESCALE SEMICONDUCTOR INC        CL A             35687m107   4,963     212000   SH          SOLE            212,000  0       0
HASBRO INC                         COM              418056107   1,059      53900   SH          SOLE             53,900  0       0
INPUT/OUTPUT INC                   COM              457652105   2,981     373600   SH          SOLE            373,600  0       0
INTERACTIVE/EXPEDIA
   JAN'06 2005 CALLS               COM              90336d9a7   1,694      75000        CALLS  SOLE              75000  0       0
INTERNET SEC SYS INC               COM              46060x107   3,791     157900   SH          SOLE            157,900  0       0
JP MORGAN CHASE & CO               COM              46625h100   3,163      93212   SH          SOLE             93,212  0       0
L-3 COMMUNICATIONS HLDS INC        COM              502424104   4,879      61700   SH          SOLE             61,700  0       0
LEHMAN BROS HLDGS INC              COM              524908100   5,381      46200   SH          SOLE             46,200  0       0
LINCOLN ELEC HLDGS INC             COM              533900106   1,970      50000   SH          SOLE             50,000  0       0
MAVERICK TUBE CORP                 COM              577914104   2,079      69300   SH          SOLE             69,300  0       0
MERRILL LYNCH & CO INC             COM              590188108   4,252      69300   SH          SOLE             69,300  0       0
MICROSOFT CORP                     COM              594918104   4,462     173400   SH          SOLE            173,400  0       0
NETIQ CORP                         COM              64115p102   2,923     238800   SH          SOLE            238,800  0       0
NOBLE ENERGY INC.                  COM              655044105   5,778     123200   SH          SOLE            123,200  0       0
SEITEL INC                         COM              816077405   1,049     690000   SH          SOLE            690,000  0       0
SOVEREIGN BANCORP INC              COM              845905108   2,548     115600   SH          SOLE            115,600  0       0
TIME WARNER INC                    COM              887317105   3,906     215700   SH          SOLE            215,700  0       0
VERITAS DGC INC                    COM              92343P107   3,245      88600   SH          SOLE             88,600  0       0
WARNER MUSIC GROUP CORP            COM              934550104   2,851     154000   SH          SOLE            154,000  0       0
WILLIS GROUP HOLDINGS LTD          SHS              G96655108   2,317      61700   SH          SOLE             61,700  0       0
WPP GROUP PLC                      SPON ADR NEW     929309300   4,529      88600   SH          SOLE             88,600  0       0
ZEBRA TECHNOLOGIES CORP            CL A             989207105   2,861      73200   SH          SOLE             73,200  0       0
GENERAL MTRS CORP                  DEB SR CONV A    370442741   3,031     127200   SH          SOLE            127,200  0       0
MOODY CORP                         COM              6153698105  5,108    100,000        PUT    SOLE            100,000  0       0
MOODY CORP                         COM              6153698105  1,022     20,000        PUT    SOLE             20,000  0       0
MORGAN STANLEY                     COM NEW          617446448   5,213     35,000        PUT    SOLE             35,000  0       0
NOKIA CORP                         SPONSORED ADR    654902904   1,691    100,000        CALLS  SOLE            100,000  0       0

03612.0001 #615757